Income Taxes (Operating Loss and Tax Credit Carryforwards) (Detail) ¥ in Millions	Mar. 31, 2024 JPY (¥)
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	¥ 194,041
Tax credit carryforwards	21,530
2025
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	84,613
Tax credit carryforwards	622
2026
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	53,952
Tax credit carryforwards	169
2027
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	551
Tax credit carryforwards	170
2028
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	688
Tax credit carryforwards	161
2029
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	14,585
Tax credit carryforwards	352
2030
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	2,666
Tax credit carryforwards	160
2031 and thereafter
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	7,006
Tax credit carryforwards	18,120
No definite expiration date
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	29,980
Tax credit carryforwards	¥ 1,776